Condensed Consolidated Statements of Changes in Shareholders' Equity	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	JOYY Inc [Member] CNY (¥)	Douyu [Member] CNY (¥) shares	Douyu [Member] USD ($) shares	Huya 2018 Share Incentive Plan [Member] CNY (¥)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Ordinary Shares [Member] Douyu [Member] CNY (¥) shares	Treasury Shares [Member] Douyu [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional paid-in capital [Member] JOYY Inc [Member] CNY (¥)	Additional paid-in capital [Member] Douyu [Member] CNY (¥)	Additional paid-in capital [Member] Huya 2018 Share Incentive Plan [Member] CNY (¥)	Parent Company deficit [Member] CNY (¥)	Parent Company deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] Douyu [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated other comprehensive income [Member] Douyu [Member] CNY (¥)	Parent [Member] Douyu [Member] CNY (¥)	Noncontrolling Interests [Member] Douyu [Member] CNY (¥)
Beginning balance at Dec. 31, 2018	¥ 5,645,007,000								¥ 29,000		¥ 104,000				¥ 7,667,855,000					¥ 34,634,000		¥ (2,424,182,000)			¥ 366,567,000
Beginning balance, shares at Dec. 31, 2018 | shares									44,639,737		159,157,321
Balance at Dec. 31, 2018						¥ (3,013,883,487)							¥ 5,148					¥ 48,989,244						¥ (3,388,471,092)			¥ 325,593,213	¥ (3,013,883,487)
Balance, Shares at Dec. 31, 2018 | shares													8,063,790
Noncontrolling interest arising from business acquisition						5,980,924																							¥ 5,980,924
Net income	185,261,000					41,307,277																185,261,000		42,791,087				42,791,087	(1,483,810)
Class B ordinary shares converted to Class A ordinary shares (Shares) | shares									4,800,000		(4,800,000)
Class B ordinary shares converted to Class A ordinary shares									¥ 3,000		¥ (3,000)
Issuance of ordinary shares	2,110,066,000								¥ 9,000						2,110,057,000
Issuance of ordinary shares, shares | shares									13,600,000
Share-based compensation					¥ 1,410,000	45,212,934		¥ 115,025,000									¥ 1,410,000	45,212,934	¥ 115,025,000									45,212,934
Foreign currency translation adjustments						6,220,771																					6,220,771	6,220,771
Issuance of ordinary shares for vested restricted share units (shares) | shares									35,433
Issuance of ordinary shares for exercised share options	¥ 10,689,000								¥ 1,000						10,688,000
Issuance of ordinary shares for exercised share options (shares) | shares	714,000	714,000							714,000
Deemed distribution to JOYY	¥ (9,278,000)														(9,278,000)
Foreign currency translation adjustment, net of nil tax	53,979,000																								53,979,000
Ending balance at Jun. 30, 2019	8,112,159,000								¥ 42,000		¥ 101,000				9,895,757,000					34,634,000		(2,238,921,000)			420,546,000
Ending balance, shares at Jun. 30, 2019 | shares									63,789,170		154,357,321
Balance at Jun. 30, 2019						¥ (2,915,161,581)							¥ 5,148					94,202,178						(3,345,680,005)			331,813,984	(2,919,658,695)	4,497,114
Balance, Shares at Jun. 30, 2019 | shares													8,063,790
Beginning balance at Dec. 31, 2019	8,684,850,000		¥ 8,681,783,000	¥ (3,067,000)					¥ 44,000	¥ 44,000	¥ 100,000	¥ 100,000			10,081,946,000	¥ 10,081,946,000				64,679,000	¥ 64,679,000	(1,986,054,000)	¥ (1,989,121,000)		524,135,000	¥ 524,135,000
Beginning balance, shares at Dec. 31, 2019 | shares						32,751,819	32,751,819		67,101,314	67,101,314	152,357,321	152,357,321
Balance at Dec. 31, 2019						¥ 7,263,363,874							¥ 22,144	¥ (168,567,125)				10,324,277,855						(3,348,717,860)			434,893,990	7,241,909,004	21,454,870
Balance, Shares at Dec. 31, 2019 | shares													32,751,819	291,207
Net income	377,984,000	$ 53,499,000				573,796,451	$ 81,215,617															377,984,000		596,495,450				596,495,450	(22,698,999)
Share-based compensation	218,057,000					75,703,063									218,057,000			75,703,063										75,703,063
Foreign currency translation adjustments						56,759,271	$ 8,033,753																				56,779,608	56,779,608	(20,337)
Repurchase of ordinary shares, Shares | shares														886,292
Repurchase of ordinary shares						(526,530,728)								¥ (526,530,728)														(526,530,728)
Contribution from shareholder in connection with an acquisition of an equity method investment (Note 4)						18,767,750												18,767,750										18,767,750
Capital contribution from noncontrolling interest shareholder						73,335,744												6,106,145										6,106,145	67,229,599
Acquisitions of noncontrolling interests						¥ (4,500,000)												8,900,238										8,900,238	(13,400,238)
Issuance of ordinary shares for vested restricted share units (shares) | shares									1,347,022
Issuance of ordinary shares for vested restricted share units									¥ 1,000						(1,000)
Issuance of ordinary shares for exercised share options	¥ 28,904,000								¥ 1,000						28,903,000
Issuance of ordinary shares for exercised share options (shares) | shares	1,605,752	1,605,752							1,605,752
Deemed distribution to JOYY	¥ (1,013,000)														(1,013,000)
Vesting of restricted share units [shares] | shares													347,067
Vesting of restricted share units [value]													¥ 244					(244)
Foreign currency translation adjustment, net of nil tax	103,471,000	$ 14,645,000																							103,471,000
Ending balance at Jun. 30, 2020	¥ 9,409,186,000	$ 1,331,784,000							¥ 46,000		¥ 100,000				¥ 10,327,892,000					¥ 64,679,000		¥ (1,611,137,000)			¥ 627,606,000
Ending balance, shares at Jun. 30, 2020 | shares						33,098,886	33,098,886		70,054,088		152,357,321
Balance at Jun. 30, 2020						¥ 7,530,695,425	$ 1,065,900,753						¥ 22,388	¥ (695,097,853)				¥ 10,433,754,807						¥ (2,752,222,410)			¥ 491,673,598	¥ 7,478,130,530	¥ 52,564,895
Balance, Shares at Jun. 30, 2020 | shares													33,098,886	1,177,499